Provisions - Summary of Provisions for Deferred Cash Consideration (Detail) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	£ 1,758
Ending balance	1,729	£ 2,261	£ 1,758
Current	31	334	309
Non-current	1,698	1,927	1,449
Provision for deferred cash consideration [member]
Disclosure of other provisions [line items]
Beginning balance	1,654	2,131	2,131
Increase in provision due to the unwinding of the time value of money	111	179	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 10)	(67)	(169)	(698)
Ending balance	1,698	2,141	1,654
Current		334	309
Non-current	£ 1,698	£ 1,807	£ 1,345